Average Annual Total Returns - SelectPortfoliosEnergyPortfolioPRO - SelectPortfoliosEnergyPortfolioPRO - Select Energy Portfolio	Apr. 29, 2023
Select Energy Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	63.03%
Past 5 years	7.11%
Past 10 years	4.71%
Select Energy Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	62.04%
Past 5 years	6.53%
Past 10 years	3.80%
Select Energy Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	37.96%
Past 5 years	5.40%
Past 10 years	3.51%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1509
Average Annual Return:
Past 1 year	63.13%
Past 5 years	8.42%
Past 10 years	5.16%